Victory Portfolios

Victory Special Value Fund

Class A, Class C, Class I, and Class R

Supplement dated February 28, 2025

to the Prospectus and Summary Prospectus dated November 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory Special Value Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about April 29, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on March 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through end of business on April 23, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Strategic Allocation Fund

Class A, Class C, and Class I

Supplement dated February 28, 2025

to the Prospectus and Summary Prospectus dated November 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory Strategic Allocation Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about April 29, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on March 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through end of business on April 23, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory THB US Small Opportunities Fund

Class A and Class I

Supplement dated February 28, 2025

to the Prospectus and Summary Prospectus dated November 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory THB Small Opportunities Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about April 29,

2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on March 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through end of business on April 23, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory RS Small Cap Equity Fund

Class A, Class C, Class Y, and Member Shares

Supplement dated February 28, 2025

to each Prospectus and Summary Prospectus dated May 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory RS Small Cap Equity Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about April 29, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on March 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through end of business on April 23, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory THB US Small Opportunities Fund

(the “Funds”)

Supplement dated February 28, 2025

to the Statement of Additional Information dated November 1, 2025

On February 25, 2025, the Board of Trustees of Victory Portfolios (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Funds. It is anticipated that the Funds will liquidate on or about April 29, 2025. On the liquidation date, each Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on March 3, 2025, the Funds will be closed to new investors and shareholder accounts. Through end of business on April 23, 2025, the Funds will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Funds may deviate from their investment objective and strategies as the liquidation date approaches. It is anticipated that each Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

Each Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory RS Small Cap Equity Fund

(the “Fund”)

Supplement dated February 28, 2025

to the Statement of Additional Information dated May 1, 2024

On February 25, 2025, the Board of Trustees of Victory Portfolios (“Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Fund. It is anticipated that the Fund will liquidate on or about April 29, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on March 3, 2025, the Fund will be closed to new investors and shareholder accounts. Through end of business on April 23, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.